Income taxes - Summary of major components of tax expense (income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense:
Current year	€ 12,734	€ 12,277	€ 9,251
Changes in estimates related to prior years	(413)	(547)	(1,245)
Deferred tax expense:
Origination and reversal of temporary differences	2,938	(9,924)	1,545
Tax step-up write-down	5,100	2,200	3,000
Recognition of previously unrecognized deferred tax assets	(1,919)	(15,066)
Income tax expense (benefit) reported in profit from continuing operations	€ 18,440	€ (11,060)	€ 12,551